Loans and advances to central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2024
Loans And Advances To Central Banks And Credit Institutions [Abstract]
Schedule of loans and advances to banks and credit institutions
The detail, by classification, type and currency, of Loans and advances to central banks and credit institutions in the consolidated balance sheets is as follows:

EUR million
CENTRAL BANKS	2024	2023	2022
Classification
Financial assets held for trading	12,966	17,717	11,595
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—
Financial assets designated at fair value through other comprehensive income	—	—	—
Financial assets at amortised cost	16,179	20,082	15,375
	29,145	37,799	26,970
Type
Time deposits	16,179	17,747	15,180
Reverse repurchase agreements	12,966	20,052	11,790
Impaired assets	—	—	—
Valuation adjustments for impairment	—	—	—
	29,145	37,799	26,970
CREDIT INSTITUTIONS
Classification
Financial assets held for trading	27,314	14,061	16,502
Non-trading financial assets mandatorily at fair value through profit or loss	—	—	—
Financial assets designated at fair value through profit or loss	408	459	673
Financial assets designated at fair value through other comprehensive income	363	313	—
Financial assets at amortised cost	55,537	57,917	46,518
	83,622	72,750	63,693
Type
Time deposits	9,036	8,560	8,891
Reverse repurchase agreements	48,932	35,846	27,321
Non- loans advances	25,659	28,353	27,487
Impaired assets	—	—	—
Valuation adjustments for impairment	(5)	(9)	(6)
	83,622	72,750	63,693
CURRENCY
Euro	43,347	34,229	26,024
Pound sterling	2,424	3,539	4,474
US dollar	22,539	17,602	18,468
Brazilian real	39,379	47,151	34,863
Other currencies	5,078	8,028	6,834
TOTAL	112,767	110,549	90,663